NATURE OF OPERATIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 17, 2014	Sep. 30, 2014
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance from initial public offering	$ 41,092
Accumulated deficit	29,713	18,229
Minimum period for which Company's cash and cash equivalents and marketable securities will allow to fund its operating plan	12 months
IPO [Member] | Common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued					6,700,000
Share price (in dollars per share)					$ 6.00
Proceeds from issuance from initial public offering				41,100	35,700
Underwriters option [Member] | Common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				968,200
Proceeds from issuance from initial public offering				$ 5,400